DoubleLine Selective Credit Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.1%
1,346,102	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (a)(b)	09/14/2022	1,371,402

Total Asset Backed Obligations (Cost $1,345,336)					1,371,402

Collateralized Loan Obligations - 0.3%
1,000,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	6.64	% (b)	10/20/2030	968,914
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	7.33	% (b)	07/15/2029	991,708
500,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	6.84	% (b)	07/20/2029	496,530

Total Collateralized Loan Obligations (Cost $2,480,000)					2,457,152

Non-Agency Commercial Mortgage Backed Obligations - 0.5%
381,000	20 Times Square Trust, Series 2018-20TS-G	3.20	% (a)(b)	05/15/2035	353,492
214,000	BB-UBS Trust, Series 2012-TFT-TE	3.68	% (a)(b)(j)	06/05/2030	176,449
755,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	2.02	% (b)	03/15/2037	757,673
224,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(b)	02/10/2048	223,351
155,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (b)	02/10/2049	118,072
194,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.86	% (a)	08/10/2047	205,319
65,445	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.14	% (b)	07/25/2023	66,294
85,767	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	68,915
208,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14	% (a)(b)	10/05/2031	204,677
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.68	% (b)	07/05/2033	351,107
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(b)	07/05/2033	361,813
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	% (a)(b)	07/05/2033	357,535
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.68	% (a)	10/15/2047	261,128
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	368,818
556,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.67	% (b)	11/15/2034	556,084
409,901	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.33%, 3.18% Floor)	3.41	% (b)	11/11/2034	404,196

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,795,701)					4,834,923

Non-Agency Residential Collateralized Mortgage Obligations - 91.7%
2,675,592	Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	2,355,570
4,162,636	Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	3,385,557
3,662,873	Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	0.64%		01/25/2036	2,240,459

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,662,873	Alternative Loan Trust, Series 2005-79CB-A2 (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.86	% (c)(h)	01/25/2036	591,324
7,284,671	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	4,791,943
5,580,850	Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		06/25/2047	4,925,374
1,750,000	AMSR Trust, Series 2020-SFR2-C	2.53	% (b)	07/17/2037	1,787,591
6,000,000	AMSR Trust, Series 2020-SFR4-E2	2.46	% (b)	11/17/2037	5,983,612
7,750,000	AMSR Trust, Series 2020-SFR4-F	2.86	% (b)	11/17/2037	7,700,594
5,368,488	Angel Oak Mortgage Trust LLC, Series 2019-4-A3	3.30	% (a)(b)	07/26/2049	5,426,628
7,539,000	Arroyo Mortgage Trust, Series 2019-3-M1	4.20	% (a)(b)	10/25/2048	7,851,021
9,500,000	Asset Backed Pass-Through Certificates, Series 2005-R4-M6 (1 Month LIBOR USD + 1.01%, 1.01% Floor)	1.10%		07/25/2035	9,124,586
5,777,437	Asset Backed Securities CorporationHome Equity Loan Trust, Series 2003-HE1-M3 (1 Month LIBOR USD + 5.25%, 5.25% Floor)	5.32%		01/15/2033	5,882,477
1,713,841	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	1,687,943
1,218,290	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%		01/25/2037	1,243,341
4,149,539	Banc of America Funding Corporation, Series 2014-R8-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.33	% (b)	06/26/2036	4,144,309
1,959,262	Banc of America Mortgage Securities Trust, Series 2006-3-1A10	6.00%		10/25/2036	1,954,438
13,875,238	BCAP LLC Trust, Series 2012-RR4-6A2	2.73	% (a)(b)	11/26/2035	8,337,746
6,003,685	BCAP LLC Trust, Series 2013-RR2-6A2	3.30	% (a)(b)	06/26/2037	5,306,718
3,085,144	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	2.91	% (a)	07/25/2036	2,973,547
3,452,689	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	2.93	% (a)	01/25/2036	3,369,585
2,059,315	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	3.00	% (a)	07/25/2036	1,714,880
2,501,587	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25	% (d)	12/25/2036	2,465,442
9,262,224	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		10/25/2036	11,878,217
1,136,414	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	0.55%		04/25/2036	1,740,984
13,214,887	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (b)(e)	04/01/2069	13,220,543
8,255,071	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	0.23%		12/25/2036	8,005,533
1,983,936	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	1,369,120
4,160,727	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	2,817,675
364,520	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	251,571
2,223,719	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.56	% (c)(h)	09/25/2036	450,802
2,223,719	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	0.69%		09/25/2036	806,146
6,691,659	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	5,038,833
4,407,193	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	2.83	% (a)	03/25/2037	4,178,778
1,401,477	Citi Mortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	1,411,213
1,046,360	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	1,061,714
490,463	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	2.95	% (a)	08/25/2047	475,899
8,380,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4-M3B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.09%		07/25/2037	8,319,257
1,372,916	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.05	% (a)(b)	04/25/2036	1,070,620
4,398,077	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (a)(b)	02/27/2062	4,371,615

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,895,955	Citigroup Mortgage Loan Trust, Series 2009-10-2A2	7.00	% (a)(b)	12/25/2035	4,576,958
11,610,174	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (b)	10/25/2058	11,555,311
18,886,579	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (b)(e)	11/25/2070	18,960,301
12,607,476	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (a)(b)	08/25/2064	12,646,481
1,040,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (a)(b)	08/25/2064	1,007,287
874,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (a)(b)	08/25/2064	865,184
738,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (a)(b)	08/25/2064	711,211
1,949,647	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	18.07	% (a)(b)	08/25/2064	1,975,608
5,270,413	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.69%		05/25/2036	4,577,339
5,803,989	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.31	% (c)(h)	05/25/2036	862,622
9,079,496	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	0.59%		05/25/2037	7,521,683
9,079,496	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.51	% (c)(h)	05/25/2037	1,389,947
2,592,952	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	2,604,484
1,767,058	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	1,774,987
2,613,993	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	2,581,343
536,445	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	554,155
1,006,194	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	868,740
1,418,599	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,319,929
2,955,428	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	2,709,707
215,213	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	220,116
1,352,746	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	1,041,981
2,929,413	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	2,251,048
1,118,254	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	837,487
3,448,827	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	2,580,099
2,138,031	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	1,595,122
1,112,823	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	773,680
1,277,748	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	1,041,568
3,518,662	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	2,868,267
1,078,576	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	804,248
905,713	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	684,498
20,500,227	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		06/25/2047	19,184,336
101,567	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	70,782
612,383	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	396,926
1,458,350	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	1,084,993
1,849,202	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	1,332,425
7,015,523	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	5,889,008
528,790	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	363,145
361,048	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	237,897
1,313,766	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	1,317,265
827,613	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	378,623
862,202	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	667,869

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
691,368	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00	% (b)	07/25/2037	594,026
3,081,190	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50	% (b)	12/26/2035	2,436,121
1,166,622	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75	% (b)	02/27/2037	1,218,897
3,443,488	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	3,445,916
4,301,494	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	3,585,776
3,800,000	CSMC Trust, Series 2020-AFC1-M1	2.84	% (a)(b)	02/25/2050	3,875,976
15,759,512	CSMC Trust, Series 2020-RPL1-PT1	3.42	% (a)(b)	10/25/2069	15,967,521
2,100,629	CWALT, Inc., Series 2004-27CB-A6	5.50%		12/25/2034	2,069,209
1,123,453	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	3.09	% (a)(b)	09/26/2036	1,088,612
783,002	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	774,168
285,167	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01	% (a)	10/25/2036	281,655
701,464	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A3	5.50%		11/25/2035	510,988
2,070,024	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A8	6.00%		06/25/2037	1,246,851
2,307,255	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	1,560,764
142,772	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	97,596
1,051,130	First Horizon Mortgage Pass-Through Trust, Series 2007-3-A4	6.00%		06/25/2037	613,466
3,000,000	FirstKey Homes Trust, Series 2020-SFR1-F1	3.64	% (b)	09/17/2025	3,070,734
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (b)	10/19/2037	9,475,903
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (b)	10/19/2037	9,673,065
10,000,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07	% (a)(b)	05/25/2024	10,070,384
2,150,000	FWD, Series 2019-INV1-M1	3.48	% (a)(b)	06/25/2049	2,190,099
5,576,603	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	1.52%		10/25/2045	4,733,302
9,374,028	GSAMP Trust, Series 2007-NC1-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	0.22%		12/25/2046	6,178,228
350,340	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	247,312
1,867,759	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.46	% (c)(h)	10/25/2036	477,202
1,867,759	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.54%		10/25/2036	879,117
1,003,971	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	852,023
2,303,237	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	1,793,306
7,055,272	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	0.51%		02/19/2046	6,577,741
4,731,023	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	1.09%		10/25/2037	4,593,228
2,758,706	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	1.74	% (b)	05/25/2029	2,761,343
3,831,206	Home Partners of America Trust, Series 2019-2-C	3.02	% (b)	10/19/2039	3,860,184
4,076,772	Home Partners of America Trust, Series 2019-2-D	3.12	% (b)	10/19/2039	4,029,440
7,673,923	Home Partners of America Trust, Series 2019-2-E	3.32	% (b)	10/19/2039	7,637,454
2,237,495	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,611,017
4,153,572	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.10	% (a)	06/25/2037	3,658,310
3,493,929	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46%		12/25/2036	3,503,355
2,876,931	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00	% (a)(b)	11/25/2036	2,317,920
399,934	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	307,591

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,761,668	JP Morgan Mortgage Trust, Series 2006-A5-3A2	2.81	% (a)	08/25/2036	1,600,212
2,203,734	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	1,418,542
1,113,091	Lavender Trust, Series 2010-R11A-A4	6.25	% (a)(b)	10/26/2036	713,980
3,358,000	Legacy Mortgage Asset Trust, Series 2019-GS2-A2	4.25	% (b)(e)	01/25/2059	3,361,237
4,000,000	Legacy Mortgage Asset Trust, Series 2019-GS3-A2	4.25	% (b)(e)	04/25/2059	4,008,008
5,000,000	Legacy Mortgage Asset Trust, Series 2019-GS4-A2	4.25	% (b)(e)	05/25/2059	5,008,020
12,500,000	Legacy Mortgage Asset Trust, Series 2019-GS6-A2	4.45	% (b)(e)	06/25/2059	12,561,318
11,200,000	Legacy Mortgage Asset Trust, Series 2019-GS7-A2	4.50	% (b)(e)	11/25/2059	11,244,209
15,430,810	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	4.30	% (b)	06/25/2058	16,164,452
10,602,650	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47	% (b)(e)	11/25/2061	10,699,666
1,745,379	Lehman Mortgage Trust, Series 2007-1-2A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.29	% (b)	06/25/2037	1,388,263
6,807,383	Lehman Mortgage Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.32	% (b)	06/25/2037	5,435,909
2,237,356	Lehman XS Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.43%		08/25/2046	2,153,839
26,380,149	Lehman XS Trust, Series 2007-14H-A3 (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.19%		07/25/2047	21,455,730
5,800,000	LHOME Mortgage Trust, Series 2019-RTL3-A1	3.87	% (b)	07/25/2024	5,855,065
3,000,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(b)	09/25/2026	3,000,949
7,298,502	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	0.67%		03/25/2046	3,661,159
1,306,723	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75	% (f)	09/25/2034	1,335,442
18,021,387	Mastr Asset Backed Securities Trust, Series 2006-WMC3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		08/25/2036	9,234,903
1,523,929	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	934,472
1,111,833	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	674,829
5,139,189	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	4,194,809
798,374	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	517,265
20,043,699	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	3.73	% (a)(b)	01/26/2051	20,677,918
5,448,452	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	0.27%		05/25/2036	5,311,354
2,687,079	New Residential Mortgage Loan Trust, Series 2018-FNT1-B	3.91	% (b)	05/25/2023	2,689,888
2,300,000	New Residential Mortgage Loan Trust, Series 2019-NQM4-B1	3.74	% (a)(b)	09/25/2059	2,322,816
3,473,223	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (a)	01/25/2036	1,504,405
1,037,471	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00	% (d)	03/25/2047	1,039,082
12,000,000	Oaktown Ltd., Series 2018-1A-M2 (1 Month LIBOR USD + 2.85%)	2.94	% (b)	07/25/2028	12,147,876
7,856,538	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.63%		07/25/2036	3,945,163
10,243,981	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.85	% (b)	05/27/2023	10,154,907
5,727,053	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.80	% (b)	10/27/2022	5,750,592
3,333,075	PMT Credit Risk Transfer Trust, Series 2021-1R-A (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (b)	02/27/2024	3,366,940
10,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.09	% (b)	03/25/2026	10,055,092
11,000,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.44	% (b)	04/25/2023	10,962,299

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,656,190	Popular ABS Mortgage Pass-Through Trust, Series 2005-6-A4	3.45	% (d)	01/25/2036	2,665,397
490,961	PR Mortgage Loan Trust, Series 2014-1-APT	5.90	% (a)(b)	10/25/2049	491,910
6,844,114	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (b)(e)	09/27/2060	6,849,446
9,700,000	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (b)(e)	02/25/2061	9,763,302
7,630,919	PRPM LLC, Series 2020-1A-A1	2.98	% (b)(e)	02/25/2025	7,672,574
8,000,000	PRPM LLC, Series 2020-1A-A2	3.97	% (b)(e)	02/25/2025	8,033,534
2,972,626	PRPM LLC, Series 2020-4-A1	2.95	% (b)(e)	10/25/2025	2,988,169
9,800,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(b)	03/25/2026	9,804,594
3,070,712	RALI Trust, Series 2006-QS3-1A14	6.00%		03/25/2036	3,037,572
632,414	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	634,294
9,211,570	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (d)	11/25/2036	5,048,305
1,884,230	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	1,873,956
1,272,798	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,230,599
469,799	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	322,910
2,379,380	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	0.29%		09/25/2036	1,889,054
2,379,380	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	7.20	% (c)(g)(h)	09/25/2036	514,508
2,997,896	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	3,000,404
974,777	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	926,059
795,185	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	777,183
6,554,333	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.36	% (c)(h)	01/25/2037	1,115,432
6,554,333	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	0.64%		01/25/2037	4,887,032
500,116	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	485,426
4,332,492	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	2,479,026
7,464,360	Residential Asset Securitization Trust, Series 2006-A4-1A1	6.60	% (a)	05/25/2036	4,491,785
1,040,153	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	853,779
452,864	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.27	% (a)	08/25/2036	415,850
12,067,769	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.63%		03/25/2036	11,576,400
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1 (1 Month LIBOR USD + 0.69%, 0.69% Floor)	0.78%		12/25/2035	7,714,137
4,404,377	Stanwich Mortgage Loan Company, Series 2019-RPL1-A	3.72	% (b)(e)	02/15/2049	4,452,024
8,440,000	Starwood Mortgage Residential Trust, Series 2019-1-M1	3.76	% (a)(b)	06/25/2049	8,448,096
4,434,306	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (a)(b)	04/25/2065	4,478,578
3,568,053	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	2.66	% (a)	08/25/2035	2,816,836
2,013,773	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.14	% (a)	12/25/2035	1,940,506
986,680	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	2.78	% (a)	10/25/2037	908,205
4,053,356	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	0.45%		07/25/2046	3,610,465
4,244,304	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	0.47%		07/25/2046	3,466,011

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,096,753	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	0.51%		08/25/2036	8,150,996
7,738,186	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	0.28%		09/25/2047	7,422,951
4,500,000	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4-M1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.59%		11/25/2037	3,988,828
16,499,548	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28	% (b)	03/25/2037	13,515,040
207,701	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	2.22	% (a)	09/25/2037	209,928
1,800,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A2	4.21	% (e)	09/25/2022	1,804,516
4,300,000	TVC Mortgage Trust, Series 2020-RTL1-A2	3.97	% (b)(e)	09/25/2024	4,262,124
1,956,539	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79	% (a)(b)	03/25/2049	2,008,199
647,795	Velocity Commercial Capital Loan Trust, Series 2019-2-M5	4.93	% (a)(b)	07/25/2049	659,064
3,822,064	Velocity Commercial Capital Loan Trust, Series 2019-2-M6	6.30	% (a)(b)	07/25/2049	3,894,747
2,088,118	Velocity Commercial Capital Loan Trust, Series 2020-1-M6	5.69	% (a)(b)	02/25/2050	2,121,371
1,746,351	Velocity Commercial Capital Loan Trust, Series 2021-1-M3	2.57	% (a)(b)	05/25/2051	1,743,488
2,494,787	Velocity Commercial Capital Loan Trust, Series 2021-1-M4	2.85	% (a)(b)	05/25/2051	2,490,379
2,200,000	Verus Securitization Trust, Series 2020-1-B1	3.62	% (a)(b)	01/25/2060	2,237,556
10,739,963	Verus Securitization Trust, Series 2020-4-A1	1.50	% (b)(e)	05/25/2065	10,815,169
2,481,900	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (b)(e)	08/25/2050	2,493,493
5,238,994	VOLT LLC, Series 2021-NPL6-A1	2.24	% (b)(e)	04/25/2051	5,245,229
14,326,303	VOLT LLC, Series 2021-NPL8-A1	2.12	% (b)(e)	04/25/2051	14,374,645
12,720,538	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	2.56	% (a)	01/25/2037	12,699,042
9,235,284	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7-3A1	3.11	% (a)	07/25/2037	9,368,328
1,264,072	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	1,280,995
3,170,553	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	2,772,278
7,797,746	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.08%		09/25/2046	7,344,280
2,307,762	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	2,294,654
157,208	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	159,369
654,312	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	653,935
696,581	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	2.83	% (a)	04/25/2036	683,629
3,823,605	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	3,882,835

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $929,787,715)					893,054,701

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Short Term Investments - 7.6%
24,577,645	First American Government Obligations Fund - Class U	0.03	% (i)		24,577,645
24,577,645	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (i)		24,577,645
24,577,645	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (i)		24,577,645

Total Short Term Investments (Cost $73,732,935)					73,732,935

Total Investments - 100.2% (Cost $1,012,141,687)					975,451,113
Liabilities in Excess of Other Assets - (0.2)%					(2,051,466)

NET ASSETS - 100.0%					$973,399,647

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)	Interest only security

(d)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(e)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(f)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(g)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(h)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Seven-day yield as of period end

(j)	Value determined using significant unobservable inputs.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	91.7%
Short Term Investments	7.6%
Non-Agency Commercial Mortgage Backed Obligations	0.5%
Collateralized Loan Obligations	0.3%
Asset Backed Obligations	0.1%
Other Assets and Liabilities	(0.2)%

100.0%

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by DoubleLine Capital LP (the “Adviser”) or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category
Investments in Securities
Level 1
Money Market Funds	$73,732,935

Total Level 1	73,732,935
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	893,054,701
Non-Agency Commercial Mortgage Backed Obligations	4,658,474
Collateralized Loan Obligations	2,457,152
Asset Backed Obligations	1,371,402

Total Level 2	901,541,729
Level 3
Non-Agency Commercial Mortgage Backed Obligations	176,449

Total Level 3	176,449

Total	$975,451,113

See the Schedule of Investments for further disaggregation of investment categories.